Schedule I Condensed Financial Statements - Condensed Statement of Operations and Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company Only Financial Information [Line Items]
Net income (loss)	$ 120,199	$ 92,257	$ 63,985	$ 86,243	$ 77,444	$ 19,113	$ (45,464)
Parent Company [Member]
Parent Company Only Financial Information [Line Items]
Equity in net income (loss) of subsidiary					77,444	19,113	(45,464)
Net income (loss)					77,444	19,113	(45,464)
Other comprehensive loss
Comprehensive income (loss)					$ 77,444	$ 19,113	$ (45,464)